Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2013	Apr. 30, 2013	Apr. 30, 2012
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares, issued	8,951,351	8,951,351	8,951,351
Common stock, shares, outstanding	8,951,351	8,951,351	8,951,351